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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-08885

Alight Series Trust

(Exact name of registrant as specified in charter)

4 Overlook Point    Lincolnshire, IL                            60069

(Address of principal executive offices)            (Zip code)

Douglas S. Keith,    4 Overlook Point, Lincolnshire, IL 60069

(Name and address of agent for service)

Registrant’s telephone number, including area code: 224-737-7000

Date of fiscal year end:     December 31, 2019

Date of reporting period:     January 1, 2019 to December 31, 2019

Item 1. Reports to Stockholders.

ALIGHT MONEY MARKET FUND

SHAREHOLDER EXPENSES

As a shareholder of the Alight Money Market Fund (the “Fund”), you incur ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other money market funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2019 to December 31, 2019.

Actual Expenses

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under the Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Alight Money Market Fund	Beginning Account Value (07/01/19)	Ending Account Value (12/31/19)	Annualized Expense Ratio†	Expenses Paid During Period* (07/01/19 to 12/31/19)
Actual	$1,000.00	$1,006.92	0.65%	$3.29
Hypothetical (5% return before expenses)	1,000.00	1,021.63	0.65	3.31

†	This ratio includes the Fund’s share of expenses charged to the corresponding Master Portfolio into which the Fund invests.

*	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days) to reflect the one-half year period.

ALIGHT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019

ASSETS
Investment:
In Treasury Money Market Master Portfolio (“Master Portfolio”), at fair value (Note 1)	$672,502,489

Total Assets	672,502,489

LIABILITIES
Payables:
Administration fees	424,866
Accrued shareholder servicing fees	421,687
Dividend Income	66,852
Registration fees	56,751
Printing fees	44,198
Accrued trustees fees	3,260
Other accrued expenses	78,652

Total Liabilities	1,096,266

NET ASSETS	$671,406,223

Net assets consist of:
Paid-in capital	$671,397,773
Accumulated earnings	8,450

NET ASSETS	$671,406,223

Shares outstanding	671,396,661

Net asset value and offering price per share	$1.00

See Notes to Financial Statements.

ALIGHT MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2019

NET INVESTMENT INCOME ALLOCATED FROM THE MASTER PORTFOLIO
Interest	$14,312,911
Expenses[1]	(453,716)

Net investment income allocated from the Master Portfolio	13,859,195

FUND EXPENSES (Note 4)
Administration fees	2,911,923
Shareholder servicing fees	1,617,735
Printing costs	89,997
Registration costs	134,987
Trustees fees	150,024
Audit fees	40,025
Legal fees	69,978
Fund accounting and transfer agent fee	79,994
Miscellaneous	887

Total fund expenses	5,095,550

Fees reimbursed by Alight Solutions LLC (Note 4)	(1,343,157)

Total net expenses	3,752,393

NET INVESTMENT INCOME	10,106,802

REALIZED GAIN (LOSS) ALLOCATED FROM MASTER PORTFOLIO
Net realized gain	73,658

Net gain on investments	73,658

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,180,460

[1]	Net of investment advisory fee waivers by the Master Portfolio’s investment adviser in the amount of $205,951.

See Notes to Financial Statements.

ALIGHT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For The Year Ended December 31, 2019	For The Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$10,106,802	$7,052,217
Net realized gain	73,658	15,605

Net increase in net assets resulting from operations	10,180,460	7,067,822

Distributions to shareholders	(10,173,924)	(7,064,263)

Capital share transactions (Note 6):
Net capital share transactions	29,375,417	85,710,116

Net increase in net assets resulting from capital share transactions	29,375,417	85,710,116

Increase in net assets	29,381,953	85,713,675
NET ASSETS:
Beginning of Year	642,024,270	556,310,595

End of Year	$671,406,223	$642,024,270

See Notes to Financial Statements.

ALIGHT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended Dec. 31, 2019		Year Ended Dec. 31, 2018		Year Ended Dec 31, 2017		Year Ended Dec. 31, 2016		Year Ended Dec. 31, 2015
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:
Net investment income	0.02		0.01		0.00	(1)	0.00	(1)	0.00	(1)
Net realized gain (loss)	0.00	(1)	0.00	(1)	0.00	(1)	0.00	(1)	0.00	(1)

Total from investment operations	0.02		0.01		0.00		0.00		0.00

Less distributions from:
Net investment income	(0.02)		(0.01)		(0.00	)(1)	(0.00	)(1)	(0.00	)(1)
Net realized gain	(0.00	)(1)	(0.00	)(1)	(0.00	)(1)	(0.00	)(1)	(0.00	)(1)

Total distributions	(0.02)		(0.01)		(0.00)		(0.00)		(0.00)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00

Total return	1.59%		1.19%		0.19%		0.06%		0.03%

Ratios/Supplemental data:
Net assets, end of year (000s)	$671,406		$642,024		$556,311		$717,893		$770,327
Ratio of net expenses to average net assets(2),(3)	0.65%		0.69%		0.71%		0.40%		0.25%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses(2)	0.89%		0.88%		0.93%		0.95%		0.96%
Ratio of net investment income to average net assets(2),(3)	1.56%		1.19%		0.17%		0.05%		0.03%
Ratio of net investment income (loss) to average net assets prior to waived fees and reimbursed expenses(2)	1.32%		1.00%		(0.05)%		(0.50)%		(0.68)%

(1)	Rounds to less than $0.01 or ($0.01).
(2)	Ratios reflect the expenses of both the Fund and the Master Portfolio into which the Fund invests.
(3)	Ratios for the year ended December 31, 2019, 2018, 2017, 2016, and 2015 include waived fees in an amount sufficient to ensure that the seven day yield of the Fund does not fall below 0% (Note 4).

See Notes to Financial Statements.

ALIGHT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS

1.	Organization

Alight Money Market Fund (the “Fund”) is a diversified series of Alight Series Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Delaware statutory trust organized pursuant to a Declaration of Trust on July 7, 1998.

The Fund invests all of its assets in the Treasury Money Market Master Portfolio (the “Master Portfolio”) of Master Investment Portfolio (“MIP”). The Master Portfolio has the same or substantially similar investment objective as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest in the net assets of the Master Portfolio (4.91% of total Master Portfolio net assets as of December 31, 2019).

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, accompanied by an unaudited summarized tabular presentation, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

2.	Significant Accounting Policies

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Trust is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Transactions and Income Recognition

For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted on a trade date basis. The Fund records daily its proportionate share of its Master Portfolio’s income, expenses and realized gains and losses; daily allocations to the fund are based on its relative net assets. In addition, the Fund accrues its own expenses.

Dividends and Distributions to Shareholders

Dividends to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from capital gains, if any, are declared and distributed annually, generally in December.

Due to the timing of dividends and distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

ALIGHT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS – (continued)

Indemnifications

Under the Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.	Investment Valuation and Fair Value Measurement

U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investment in the Treasury Money Market Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

The Fund believes more relevant disclosure regarding fair value measurements relate to the investment portfolio of the Master Portfolio, which can be found in Note 3 of the Master Portfolio’s Notes to Financial Statements and are included elsewhere in this report.

The Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Fund will meet this objective.

4.	Agreements and Other Transactions with Affiliates

Alight Solutions LLC (“Alight Solutions”) provides administrative services to the Fund. The Fund pays Alight Solutions a monthly fee calculated at an annual rate of 0.45% of the Fund’s average daily net assets for these services. Prior to June 30, 2017, the Fund paid Alight Solutions a monthly fee calculated at an annual rate of 0.55% of the Fund’s average daily net assets for these services. Alight Solutions has contractually agreed to waive its fees or absorb expenses of the Fund in an amount equal to the greater of (A) the amount by which the total ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) on an annual basis, exceed 0.85% (Prior to June 30, 2017, the annual rates as a percentage of average daily net assets of the Fund was 0.95%.) of the average daily net assets of the Fund or (B) an amount sufficient to ensure that the seven day yield of the Fund does not fall below 0%. Alight Solutions may not modify or terminate this waiver agreement without approval of the Board of Trustees of the Trust. For the year ended December 31, 2019, Alight Solutions reimbursed the Fund $1,343,157 for expenses related to this agreement.

Under the Administration Agreement, the Fund will be obligated to reimburse Alight for any fees waived and expenses absorbed, but only if the reimbursement is made within three years from the date waived or absorbed and only to the extent that the reimbursement does not cause the total ordinary operating expenses of the Fund to exceed its expense limitation. The expense limitations of the Fund may not be modified or terminated without the approval of the Board of Trustees. For the year ended December 31, 2019, no reimbursement was required for any fees waived or expenses absorbed related to this agreement.

ALIGHT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS – (continued)

On December 31, 2019, reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

2020	2021	2022
$3,481,424	$2,281,686	$1,343,157

Alight Solutions and BlackRock Advisors, LLC (“BAL”) have entered into a sub-administration agreement, pursuant to which BAL provides services to the Fund and its shareholders, including maintenance of books and records; preparation of reports; and other administrative support services. For the services under this sub-administration agreement, Alight Solutions pays BAL a fee equal to 0.015% of the average daily net assets of the Fund.

Alight Financial Solutions, LLC (“AFS”), an affiliate of Alight Solutions, serves as the Distributor of the Fund. AFS does not receive a fee from the Fund for its distribution services.

AFS also serves as the Shareholder Servicing Agent for the Fund. As Shareholder Servicing Agent, AFS is responsible for maintaining records showing the number of shares of the Fund owned by investors who have purchased shares through AFS. In addition, AFS sends all shareholder communications relating to the Fund to shareholders or arranges for these materials to be sent. For these services, the Fund pays AFS a monthly fee calculated at an annual rate of 0.25% of the Fund’s average daily net assets.

The Fund pursues its investment objectives by investing in the Master Portfolio, which is a series of MIP. The Master Portfolio has the same investment objectives and substantially the same investment policies as the Trust. BlackRock Fund Advisors (“BFA”) serves as the Master Portfolio’s investment adviser. As such, the Trust does not itself have an investment adviser.

5.	Income Tax Information

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Trust that the Fund continue to qualify as a regulated investment company by complying with the provisions under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its investment company taxable income and any net realized gains (after taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at December 31, 2019.

As of December 31, 2019, the tax year-end of the Fund, the components of net distributable earnings (losses) on a tax basis consisted of capital and other gains of $8,450, for net accumulated earnings of $8,450.

The tax character of distributions paid during 2019 for the Fund was ordinary income of $10,173,330 and long-term capital gain of $594, respectively.

As of December 31, 2019, the tax year-end of the Fund, the Fund had no tax basis net capital loss carryforward.

Management has reviewed the tax positions as of December 31, 2019, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Fund’s financial statements. The statute of limitations on the Fund’s U.S. federal tax returns remains open for each of the four years ended

ALIGHT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS – (concluded)

December 31, 2019. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

6.	Capital Share Transactions

As of December 31, 2019, there was an unlimited number of shares of $0.001 par value capital stock authorized by the Fund. Transactions in capital shares of the Fund were as follows:

	Year Ended December 31, 2019		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Shares Issued and Redeemed:
Shares sold	325,799,409	$325,799,409	408,826,893	$408,826,893
Shares issued in reinvestments of dividends	10,121,373	10,121,373	7,043,184	7,043,184
Shares redeemed	(306,545,365)	(306,545,365)	(330,159,961)	(330,159,961)

Net increase	29,375,417	$29,375,417	85,710,116	$85,710,116

7.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Alight Series Trust and

Shareholders of Alight Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Alight Money Market Fund (the“Fund”) as of December 31, 2019, the related statement of operations for the year ended December 31, 2019, the statement of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2019 and the financial highlights for each of the five years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the administrator of the Master Portfolio. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 18, 2020

We have served as the auditor of one or more Alight Series Trust investment companies since 2002.

ALIGHT MONEY MARKET FUND

PROXY VOTING

The Fund filed with the Securities and Exchange Commission (the “Commission”) Form N-PX with the complete proxy voting record for the 12 months ended June 30, 2019. The Form filed is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-890-3200, and (ii) on the Commission’s website at (sec.gov).

ALIGHT MONEY MARKET FUND

ADDITIONAL INFORMATION

The Fund filed its complete schedule of portfolio holdings with the Commission for the first quarter of the fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website at sec.gov. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ALIGHT SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION LIST (Unaudited)

Name, Address and Year of Birth	Position(s), Date of Election	Principal Occupation(s) During Past Five Years	Other Directorships Held

Disinterested Trustees*

Jonathan Sohn, age 47 C/O Alight Solutions 4 Overlook Point Lincolnshire, IL 60069	Trustee, since February, 2019	Chief Financial Officer of Ascension Wisconsin (2016-present); Formerly Chief Financial Officer of Wheaton Franciscan Healthcare (2009-2016).	Director, Zoological Society of Milwaukee (2013-present).

John Oliverio, age 67 C/O Alight Solutions 4 Overlook Point Lincolnshire, IL 60069	Trustee, since July, 1998	Chief Executive Officer and Director, Wheaton Franciscan Services, Inc.	Director, Wheaton Franciscan Medical Group, July 2006 to Present; Director, Wheaton Franciscan Ministries, Inc., January 1998 to 2016; Director, United Health System, September 1998 to 2016; Director, Wheaton Franciscan Healthcare-Southeast Wisconsin, July 2006 to 2016; Director, Wheaton Franciscan Healthcare Iowa, October 2009 to 2016; Director, Catholic Theological Union, July 2009 to Present; Director, Covenant Health System, June 2011 to Present.

Name, Address and Year of Birth	Position(s), Date of Election	Principal Occupation(s) During Past Five Years	Other Directorships Held

Interested Trustees** and Officers

Jeremy Fritz, 43 C/O Alight Solutions 4 Overlook Point Lincolnshire, IL 60069	President and Trustee, since August, 2016	Chief Executive Officer, Alight Financial Advisors LLC (2013-present); Chief Operating Officer, Alight Financial Solutions LLC (2013-present), Director of Client Services/Branch Manager of Alight Financial Solutions LLC (2006-present).	None

Jason Krellner, 45 C/O Alight Solutions 4 Overlook Point Lincolnshire, IL 60069	Secretary, since May, 2017	VP-Legal and Assistant General Counsel at Alight Solutions (2017-present), Formerly Assistant General Counsel at Aon Hewitt (2016-2017), Senior Counsel at Aon Hewitt (2011-2016).	None

Douglas S. Keith, 54 C/O Alight Solutions 4 Overlook Point Lincolnshire, IL 60069	Treasurer and Chief Financial Officer, since May 2005, Chief Compliance Officer, since September, 2013	Chief Financial Officer, Alight Financial Solutions LLC (2006-present); Formerly Financial Operations Principal, Aon Benfield Securities, Inc. (2010-2017)	None

*	Disinterested Trustees are those Trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940.
**

Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, because of his or her affiliation with Alight Solutions LLC, an affiliate of the distributor of the Fund’s shares.

Each Trustee oversees one fund within the Fund complex

Additional information about the Funds’ Trustees may be found in the Funds’ Statement of Additional Information, which is available, without charge, upon request, by calling 1-800-890-3200.

TREASURY MONEY MARKET MASTER PORTFOLIO

MASTER PORTFOLIO INFORMATION

December 31, 2019

Portfolio Composition	Percent of Net Assets
Repurchase Agreements	53%
U.S. Treasury Obligations	48
Other Assets and Liabilities	(1)

TREASURY MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

December 31, 2019

(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills(a):
1.87%, 01/02/20	$50,610	$50,610,000
1.56%, 01/07/20	138,290	138,254,736
1.77%, 01/09/20	243,780	243,686,194
2.03%, 01/23/20	117,305	117,163,083
1.77%, 01/30/20	276,755	276,368,175
1.89%, 02/20/20	107,580	107,304,968
1.58%, 02/25/20	211,710	211,208,598
1.89%, 02/27/20	475,885	474,498,588
1.56%, 03/12/20	14,260	14,216,970
1.91%, 03/26/20	99,500	99,063,029
1.56%, 04/02/20	85,055	84,723,498
1.66%, 04/16/20	41,690	41,491,139
1.98%, 04/23/20	395,265	392,875,002
1.65%, 04/30/20	125,000	124,329,167
1.57%, 05/07/20	105,210	104,640,273
1.59%, 05/14/20	113,050	112,397,764
1.61%, 05/28/20	225,000	223,546,453
1.60%, 06/25/20	230,000	228,244,180
1.79%, 09/10/20	25,295	24,985,684
U.S. Treasury Notes:
1.25% – 2.00%, 01/31/20(b)	834,190	834,169,855
1.25% – 1.38%, 02/29/20	138,445	138,272,787
1.38%, 03/31/20	16,790	16,762,654
1.13% – 2.38%, 04/30/20	150,435	150,395,931
(3 mo. Treasury money market yield + 0.03%), 1.56%, 04/30/20(c)	146,470	146,475,245
1.50% – 3.50%, 05/15/20	54,890	54,898,256
1.38% – 1.50%, 05/31/20	42,985	42,929,473
1.63%, 06/30/20	2,480	2,477,160
(3 mo. Treasury money market yield + 0.04%), 1.57%, 07/31/20(c)	250,395	250,281,645
1.38% – 2.63%, 08/31/20	87,230	87,213,015
2.75%, 09/30/20	75,000	75,621,746
1.63%, 10/15/20	136,130	136,139,630
(3 mo. Treasury money market yield + 0.05%), 1.57%, 10/31/20(c)	50,000	49,956,639

U.S. Treasury Obligations	Par (000)	Value
2.63%, 11/15/20	$360,055	$363,163,616
1.63% – 2.00%, 11/30/20	100,990	101,266,525
2.38% – 2.50%, 12/31/20	25,220	25,419,714
(3 mo. Treasury money market yield + 0.12%), 1.64%, 01/31/21(c)	301,250	301,128,748
(3 mo. Treasury money market yield + 0.14%), 1.66%, 04/30/21(c)	183,440	183,427,687
(3 mo. Treasury money market yield + 0.22%), 1.75%, 07/31/21(c)	495,000	494,882,452
(3 mo. Treasury money market yield + 0.30%), 1.83%, 10/31/21(c)	33,945	33,981,966

Total U.S. Treasury Obligations – 47.8% (Cost – $6,558,472,245)		6,558,472,245

Total Repurchase Agreements – 52.7% (Cost – $7,214,989,999)		7,214,989,999

Total Investments – 100.5% (Cost – $13,773,462,244*)		13,773,462,244

Liabilities in Excess of Other Assets – (0.5)%		(74,212,970)

Net Assets – 100.0%		$13,699,249,274

*	Cost for U.S. federal income tax purposes.
(a)	Rates are discount rates or a range of discount rates as of period end.
(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	Variable rate security. Rate shown is the rate in effect as of period end.

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

December 31, 2019

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received At Value
Bank of Nova Scotia	1.55%		12/31/19	01/02/20	$140,989	$140,989	$141,001,141	U.S. Treasury Obligation, 0.13% to 4.25%, due 4/15/20 to 2/15/49	$128,653,900	$143,821,204
Barclays Capital, Inc.	1.55		12/31/19	01/02/20	50,000	50,000	50,004,306	U.S. Treasury Obligation, 2.13%, due 5/31/26	49,912,600	51,000,089
BNP Paribas Securities Corp.	1.56		12/31/19	01/02/20	50,000	50,000	50,004,333	U.S. Treasury Obligation, 0.00% to 2.50%, due 2/27/20 to 8/15/48	45,148,237	51,000,000
Citigroup Global Markets, Inc.	1.55	(a)	12/31/19	01/02/20	262,000	262,000	262,022,561	U.S. Treasury Obligation, 0.63% to 3.63%, due 2/15/43 to 8/15/44	219,080,971	267,964,599
	1.55		12/31/19	01/02/20	265,000	265,000	265,022,819	U.S. Treasury Obligation, 3.00% to 3.38%, due 8/15/48 to 11/15/48	221,485,300	270,300,062

Total Citigroup Global Markets, Inc.						$527,000				$538,264,661

Credit Agricole Corp.(c)	1.55	(a)	12/31/19	01/02/20	411,000	411,000	411,035,392	U.S. Treasury Obligation, 1.25% to 2.25%, due 3/31/21 to 11/15/27	415,220,629	419,220,041
Fixed Income Clearing Corporation – SSB	3.50		12/03/19	01/02/20	50,000	50,000	50,145,833	U.S. Treasury Obligation, 3.50%, due 01/02/20	46,460,000	51,002,487
HSBC Securities (USA), Inc.	1.55		12/31/19	01/02/20	169,000	169,000	169,014,553	U.S. Treasury Obligation, 0.00% to 2.75%, due 2/29/20 to 8/15/43	175,220,800	172,380,043

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

December 31, 2019

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received At Value
.	1.55	(b)%	12/31/19	01/02/20	$225,000	$225,000	$225,019,375	U.S. Treasury Obligation, 1.57% to 2.75%, due 7/31/20 to 2/15/45	$226,970,700	$229,500,013

Total HSBC Securities (USA), Inc.						$394,000				$401,880,056

J.P. Morgan Securities LLC	1.55		12/31/19	01/02/20	1,075,000	1,075,000	1,075,092,569	U.S. Treasury Obligation, 0.00% to 7.50%, due 4/30/20 to 11/15/49	1,059,584,100	1,096,500,093
	1.58		12/31/19	01/02/20	216,661	216,661	216,679,864	U.S. Treasury Obligation, 2.25%, due 8/15/27	212,750,000	220,994,063
	1.58		12/31/19	01/02/20	247,508	247,508	247,529,814	U.S. Treasury Obligation, 2.75%, due 2/15/28	234,300,000	252,458,250
	1.58		12/31/19	01/02/20	376,643	376,643	376,676,098	U.S. Treasury Obligation, 1.88%, due 3/31/22	379,902,000	384,175,898
	1.58		12/31/19	01/02/20	686,684	686,684	686,743,915	U.S. Treasury Obligation, 2.25%, due 11/15/27	677,550,000	700,417,313
	1.58		12/31/19	01/02/20	204,412	204,412	204,429,708	U.S. Treasury Obligation, 2.38%, due 5/15/27	200,000,000	208,500,000
	1.58		12/31/19	01/02/20	304,798	304,798	304,824,794	U.S. Treasury Obligation, 2.88%, due 5/15/28	287,200,000	310,894,000
	1.58		12/31/19	01/02/20	103,560	103,560	103,568,465	U.S. Treasury Obligation, 2.88%, due 5/31/25	99,417,000	105,630,563
	1.58		12/31/19	01/02/20	84,735	84,735	84,742,732	U.S. Treasury Obligation, 1.83%, due 10/31/21	86,000,000	86,430,000
	3.20		11/27/19	01/02/20	50,000	50,000	50,160,306	U.S. Treasury Obligation, 3.00%, due 11/15/44	45,183,000	51,000,311

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

December 31, 2019

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received At Value
	3.30%		12/03/19	01/02/20	$50,000	$50,000	$50,137,806	U.S. Treasury Obligation, 3.00%, due 11/15/44	$45,183,000	$51,000,311
	3.50		12/17/19	01/02/20	50,000	50,000	50,078,083	U.S. Treasury Obligation, 3.00%, due 11/15/44	45,183,000	51,000,311

Total J.P. Morgan Securities LLC						$3,450,001				$3,519,001,113

Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.55		12/31/19	01/02/20	17,000	17,000	17,001,464	U.S. Treasury Obligation, 1.88% to 2.00%, due 5/31/22 to 10/31/22	17,170,200	17,340,071
Mufg Securities Americas Inc.	1.55		12/31/19	01/02/20	211,000	211,000	211,018,169	U.S. Treasury Obligation, 1.25% to 3.75%, due 8/31/20 to 8/15/41	211,169,100	215,220,039
Natixis SA	1.55		12/31/19	01/02/20	575,000	575,000	575,049,514	U.S. Treasury Obligation, 0.13% to 6.38%, due 7/15/20 to 2/15/49	538,674,100	586,500,079
	1.55	(b)	12/31/19	01/02/20	290,000	290,000	290,024,972	U.S. Treasury Obligation, 0.75% to 6.38%, due 5/15/21 to 2/15/46	228,046,100	295,800,007

Total Natixis SA						$865,000				$882,300,086

SG Americas Securities LLC	1.55		12/31/19	01/02/20	430,000	430,000	430,037,028	U.S. Treasury Obligation, 0.00%, due 5/15/23	557,044,812	438,600,000
TD Securities (USA) LLC	1.55		12/31/19	01/02/20	190,000	190,000	190,016,361	U.S. Treasury Obligation, 1.75% to 2.13%, due 11/30/24 to 12/31/26	191,644,800	193,800,058
Wells Fargo Securities LLC	1.55		12/31/19	01/02/20	429,000	429,000	429,036,942	U.S. Treasury Obligation, 0.13% to 2.88%, due 4/15/22 to 1/31/26	411,764,600	437,580,041

Total						$7,214,990				$7,360,029,946

(a)	Traded in a joint account.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (concluded)

December 31, 2019

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$–	$13,773,462,244	$–	$13,773,462,244

(a)	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019

ASSETS
Investments at value – unaffiliated(a)	$6,558,472,245
Repurchase agreements at value(b)	7,214,989,999
Cash	44,769
Receivables:
Investments sold – unaffiliated	5,887,297
Interest – unaffiliated	11,724,302

Total Assets	13,791,118,612

LIABILITIES
Payables:
Investments purchased	90,614,058
Investment advisory fees	1,176,477
Trustees’ fees	48,208
Other accrued expenses	30,595

Total Liabilities	91,869,338

NET ASSETS	$13,699,249,274

Net assets consist of
Investors’ capital	$13,699,249,274

NET ASSETS	$13,699,249,274

(a) Investments at cost – unaffiliated	$6,558,472,245

(b) Repurchase agreements at cost – unaffiliated	$7,214,989,999

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

STATEMENT OF OPERATIONS

Year Ended December 31, 2019

INVESTMENT INCOME
Interest – unaffiliated	$237,062,858

EXPENSES
Investment advisory	10,816,874
Independent Trustees	150,003
Professional	40,504

Total expenses	11,007,381
Less fees waived and/or reimbursed by the Manager	(3,435,569)

Total expenses after fees waived and/or reimbursed	7,571,812

NET INVESTMENT INCOME	229,491,046

REALIZED GAIN (LOSS)
Net realized gain from investments	1,208,116

Net realized gain	1,208,116

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$230,699,162

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2019	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$229,491,046	$152,172,022
Net realized gain	1,208,116	181,799

Net increase in net assets resulting from operations	230,699,162	152,353,821

Capital transactions
Proceeds from contributions	215,732,811,573	130,455,316,898
Value of withdrawals	(210,316,698,539)	(131,903,567,464)

Net increase (decrease) in net assets derived from capital transactions	5,416,113,034	(1,448,250,566)

NET ASSETS
Total increase (decrease) in net assets	5,646,812,196	(1,295,896,745)
Beginning of year	8,052,437,078	9,348,333,823

End of year	$13,699,249,274	$8,052,437,078

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2019	2018	2017	2016	2015
Total Return
Total return	2.17%	1.81%	0.84%	0.32%	0.03%

Ratios to Average Net Assets
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived and/or reimbursed	0.07%	0.07%	0.07%	0.07%	0.07%

Net investment income	2.12%	1.76%	0.87%	0.31%	0.04%

Supplemental Data
Net assets, end of year (000)	$13,699,249	$8,052,437	$9,348,334	$6,067,065	$3,450,181

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

1.	Organization

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to one series of MIP. Treasury Money Market Master Portfolio (the “Master Portfolio”) is classified as diversified.

The Master Portfolio operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Master Portfolio is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Master Portfolio’s weekly liquid assets.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	Significant Accounting Policies

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	Investment Valuation and Measurements

Investment Valuation Policies: U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost

TREASURY MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS – (continued)

when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Master Portfolio seeks to maintain the NAV per share of its feeder funds at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4.	Securities and Other Investments

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or a fund, respectively. A fund, along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements.

In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.

TREASURY MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS – (continued)

Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits a fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, a fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, a fund would recognize a liability with respect to such excess collateral. The liability reflects a fund’s obligation under bankruptcy law to return the excess to the counterparty.

5.	Investment Advisory Agreement and Other Transactions with Affiliates

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.10% of the average daily value of the Master Portfolio’s net assets.

Administration: MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio.

BAL is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BAL is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

Expense Waivers and Reimbursements: The Manager contractually agreed to waive a portion of its investment advisory fees equal to the annual rate of 0.03% of the average daily value of the Master Portfolio’s net assets through April 30, 2020. These amounts are included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2019, the amounts waived were as follows:

Treasury Money Market Master Portfolio	$3,245,062

The Manager has also voluntarily agreed to waive a portion of their respective investment advisory fees to enable the feeders that invest in the Master Portfolio to maintain minimum levels of daily net investment income if applicable. The Manager may discontinue the voluntary waiver at any time. For the year ended December 31, 2019, there were no fees waived and/or reimbursed by the Manager under this agreement.

TREASURY MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS – (continued)

The fees and expenses of MIP’s Trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BAL has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the administration fees paid by the Master Portfolio in an amount equal to these independent expenses through April 30, 2020. These amounts are included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2019, the amounts waived were as follows:

Treasury Money Market Master Portfolio	$190,507

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended December 31, 2019, the Master Portfolio did not participate in the Interfund Lending Program.

Trustees and Officers: Certain Trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.

6.	Income Tax Information

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2019. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

TREASURY MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS – (concluded)

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of December 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

7.	Principal Risks

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease the Master Portfolio’s ability to buy or sell bonds. As a result, the Master Portfolio may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If the Master Portfolio needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.

Certain affiliates indirectly invest in the Master Portfolio through the SL Agency Shares of BlackRock Cash Funds. As of period end, these affiliated investors represent a significant portion of the net assets of the Master Portfolio.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

8.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Master Investment Portfolio and

Investors of Treasury Money Market Master Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Treasury Money Market Master Portfolio (one of the series constituting Master Investment Portfolio, hereafter collectively referred to as the “Master Portfolio”) as of December 31, 2019, the related statement of operations for the year ended December 31, 2019, the statements of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Master Portfolio as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2019 and the financial highlights for each of the five years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on the Master Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Master Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 14, 2020

We have served as the auditor of one or more BlackRock investment companies since 2000.

TREASURY MONEY MARKET MASTER PORTFOLIO

TRUSTEE AND OFFICER INFORMATION

Name Year of Birth[b]	Position(s) Held (Length of Service)[c]	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Independent Trustees[a]

Mark Stalnecker 1951	Chair of the Board (Since 2019 and Trustee (Since 2015)	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee and Chair of the Finance and Investment Committees, Winterthur Museum and Country Estate from 2005 to 2016; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System from 2009 to 2017; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.	37 RICs consisting of 177 Portfolios	None

Bruce R. Bond 1946	Trustee (Since 2019)	Board Member, Amsphere Limited (software) since 2018; Trustee and Member of the Governance Committee, State Street Research Mutual Funds from 1997 to 2005; Board Member of Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.	37 RICs consisting of 177 Portfolios	None

Susan J. Carter 1956	Trustee (Since 2016)	Director, Pacific Pension Institute from 2014 to 2018; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest from 2015 to 2018 and Board Member thereof since 2018; Advisory Board Member, Bridges Fund Management since 2016; Trustee, Financial Accounting Foundation since 2017; Practitioner Advisory Board Member, Private Capital Research Institute (“PCRI”) since 2017.	37 RICs consisting of 177 Portfolios	None

Collette Chilton 1958	Trustee (Since 2015)	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	37 RICs consisting of 177 Portfolios	None

TREASURY MONEY MARKET MASTER PORTFOLIO

TRUSTEE AND OFFICER INFORMATION – (continued)

Name Year of Birth[b]	Position(s) Held (Length of Service)[c]	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Independent Trustees[a] – (continued)

Neil A. Cotty 1954	Trustee (Since 2016)	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	37 RICs consisting of 177 Portfolios	None

Lena G. Goldberg 1949	Trustee (Since 2019)	Senior Lecturer, Harvard Business School, since 2008; Director, Charles Stark Draper Laboratory, Inc. since 2013; FMR LLC/Fidelity Investments (financial services) from 1996 to 2008, serving in various senior roles including Executive Vice President – Strategic Corporate Initiatives and Executive Vice President and General Counsel; Partner, Sullivan & Worcester LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.	37 RICs consisting of 177 Portfolios	None

Robert M. Hernandez 1944	Trustee (Since 2019)	Director, Vice Chairman and Chief Financial Officer of USX Corporation (energy and steel business) from 1991 to 2001; Director and non-executive Chairman, RTI International Metals, Inc. from 1990 to 2015; Director, TE Connectivity (electronics) from 2006 to 2012.	37 RICs consisting of 177 Portfolios	Chubb Limited (insurance company); Eastman Chemical Company

Henry R. Keizer 1956	Trustee (Since 2019)	Director, Park Indemnity Ltd. (captive insurer) since 2010; Director, MUFG Americas Holdings Corporation and MUFG Union Bank, N.A. (financial and bank holding company) from 2014 to 2016; Director, American Institute of Certified Public Accountants from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG International in 2012, Deputy Chairman and Chief Operating Officer thereof from 2010 to 2012 and U.S. Vice Chairman of Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI (consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.	37 RICs consisting of 177 Portfolios	Hertz Global Holdings (car rental); Montpelier Re Holdings, Ltd. (publicly held property and casualty reinsurance) from 2013 until 2015; Sealed Air Corp. (packaging); WABCO (commercial vehicle safety systems)

Cynthia A. Montgomery 1952	Trustee (Since 2009)	Professor, Harvard Business School since 1989.	37 RICs consisting of 177 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

TREASURY MONEY MARKET MASTER PORTFOLIO

TRUSTEE AND OFFICER INFORMATION – (continued)

Name Year of Birth[b]	Position(s) Held (Length of Service)[c]	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Independent Trustees[a] – (continued)

Donald C. Opatrny 1952	Trustee (Since 2019)	Trustee, Vice Chair, Member of the Executive Committee and Chair of the Investment Committee, Cornell University since 2004; President, Trustee and Member of the Investment Committee, The Aldrich Contemporary Art Museum from 2007 to 2014; Member of the Board and Investment Committee, University School from 2007 to 2018; Member of the Investment Committee, Mellon Foundation from 2009 to 2015; Trustee, Artstor (a Mellon Foundation affiliate) from 2010 to 2015; President and Trustee, the Center for the Arts, Jackson Hole from 2011 to 2018; Director, Athena Capital Advisors LLC (investment management firm) since 2013; Trustee and Chair of the Investment Committee, Community Foundation of Jackson Hole since 2014; Member of Affordable Housing Supply Board of Jackson, Wyoming since 2018; Member, Investment Funds Committee, State of Wyoming since 2017; Trustee, Phoenix Art Museum since 2018.	37 RICs consisting of 177 Portfolios	None

Joseph P. Platt 1947	Trustee (Since 2009)	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	37 RICs consisting of 177 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.

Kenneth L. Urish 1951	Trustee (Since 2009)	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	37 RICs consisting of 177 Portfolios	None

TREASURY MONEY MARKET MASTER PORTFOLIO

TRUSTEE AND OFFICER INFORMATION – (continued)

Name Year of Birth[b]	Position(s) Held (Length of Service)[c]	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Independent Trustees[a] – (concluded)

Claire A. Walton 1957	Trustee (Since 2016)	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group from 2009 to 2018; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	37 RICs consisting of 177 Portfolios	None

Name Year of Birth[b]	Position(s) Held (Length of Service)[c]	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Interested Trustees[a,d]

Robert Fairbairn 1965	Trustee (Since 2018)	Vice Chairman of BlackRock, Inc. since 2019; Member of BlackRock’s Global Executive and Global Operating Committees; Co-Chair of BlackRock’s Human Capital Committee; Senior Managing Director of BlackRock, Inc. from 2010 to 2019; oversaw BlackRock’s Strategic Partner Program and Strategic Product Management Group from 2012 to 2019; Member of the Board of Managers of BlackRock Investments, LLC from 2011 to 2018; Global Head of BlackRock’s Retail and iShares® businesses from 2012 to 2016.	123 RICs consisting of 287 Portfolios	None

John M. Perlowski[e] 1964	Trustee (Since 2015); President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	124 RICs consisting of 288 Portfolios	None

[a]	The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
[b]

Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

[c]

In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. in December 2009, certain Independent Trustees were elected to the Board. Furthermore, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other BlackRock-advised Funds or legacy BlackRock funds as follows: Bruce R. Bond, 2005; Robert M. Hernandez, 1996; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Kenneth L. Urish, 1999; Lena G. Goldberg, 2016; Henry R. Keizer, 2016; Donald C. Opatrny, 2015.

[d]

Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust/MIP based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr. Perlowski are also board members of the BlackRock Fixed-Income Complex.

[e]	Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund.

TREASURY MONEY MARKET MASTER PORTFOLIO

TRUSTEE AND OFFICER INFORMATION – (concluded)

Name Year of Birth[b]	Position(s) Held	Length of Service	Principal Occupation(s) During Past Five Years

Officers Who Are Not Trustees[a]

Thomas Callahan 1968	Vice President	Since 2016	Managing Director of BlackRock, Inc. since 2013; Member of the Board of Managers of BlackRock Investments, LLC (principal underwriter) since 2019 and Managing Director thereof since 2017; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.

Jennifer McGovern 1977	Vice President	Since 2014	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Development and Oversight for BlackRock’s Strategic Product Management Group since 2019; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group from 2013 to 2019.

Neal J. Andrews 1966	Chief Financial Officer	Since 2009	Chief Financial Officer of the iShares® exchange traded funds since 2019; Managing Director of BlackRock, Inc. since 2006.

Jay M. Fife 1970	Treasurer	Since 2009	Managing Director of BlackRock, Inc. since 2007.

Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.

Lisa Belle 1968	Anti-Money Laundering Compliance Officer	Since 2019	Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for Barclays Wealth Americas from 2010 to 2012.

Janey Ahn 1975	Secretary	Since 2019	Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.

[a]	The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
[b]	Officers of the Trust/MIP serve at the pleasure of the Board.

Further information about the Trust’s/MIP’s Trustees and Officers is available in the Trust’s/MIP’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Effective September 19, 2019, Lisa Belle replaced John MacKessy as the Anti-Money Laundering Compliance Officer of the Trust/MIP.

Effective December 31, 2019, Robert M. Hernandez retired as Trustee of the Trust/MIP.

TREASURY MONEY MARKET MASTER PORTFOLIO

TRUSTEE AND OFFICER INFORMATION

Investment Adviser

BlackRock Fund Advisors

San Francisco, CA 94105

Administrator

BlackRock Advisors LLC

Wilmington, DE 19809

Custodian and Accounting Agent

State Street Bank and Trust Company

Boston, MA 02111

Transfer Agent

State Street Bank and Trust Company

North Quincy, MA 02171

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust/MIP

400 Howard Street

San Francisco, CA 94105

Alight Series Trust

Alight Money Market Fund

Annual Report

December 31, 2019

Item 2. Code of Ethics.

(a) Registrant has adopted a code of ethics that applies to its principal executive officer and senior financial officers (the “Code”).

(b) No disclosures are required by this Item 2(b).

(c) During the period covered by the report, registrant did not make any amendments to the provisions of the Code.

(d) During the period covered by the report, registrant did not grant any waivers, including implicit waivers, from the provisions of the Code.

(e) Not applicable.

(f) A copy of the Code is filed as Exhibit (a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

Registrant’s board of trustees has determined that John D. Oliverio, a member of its audit committee, qualifies as an “audit committee financial expert,” as such term is defined in Instruction 2(b) to Item 3 of Form N-CSR. Mr. Oliverio is considered independent for purposes of Item 3 of Form N-CSR.

Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933 (15 U.S.C. 77k), as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert pursuant to this item does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4. Principal Accountant Fees and Services.

(a)          Audit Fees

$31,125 and $32,370 are the aggregate fees billed for the 2018 and 2019 fiscal years respectively for professional services rendered by the principal accountant to the registrant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)          Audit-Related Fees

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item 4.

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant (the “investment adviser”) that are reasonably related to the performance of the audit of the registrant’s financial statements, are not reported under paragraph (a) of this Item 4 and were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4.

(c)          Tax Fees

$5,500 and $5,500 are the aggregate fees billed for the 2018 and 2019 fiscal years respectively for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning. These fees were for review of the registrant’s tax returns.

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant to the investment adviser for tax compliance, tax advice and tax planning and were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4.

(d)          All Other Fees

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a)-(c) of this Item 4.

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for products and services provided by the principal accountant to the investment adviser, other than the services reported in paragraphs (a)-(c) of this Item 4, that were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4.

(e) (1) Registrant’s audit committee meets with the principal accountants and management to review and pre-approve all audit services to be provided by the principal accountants.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the registrant; provided that the pre-approval requirement is waived for non-audit services if: (i) the aggregate amount of all non-audit services provided to the Trust is less than 5% of the total fees paid by the Trust to its independent auditors during the fiscal year in which the non-audit services are provided; (ii) the services were not recognized by management at the time of the engagement as non-audit services; and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them (which may be by delegation) prior to the completion of the audit.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser, where the nature of the services relates directly to the operations and financial reporting of the registrant; provided that the pre-approval requirement is waived for non-audit services if (i) the aggregate amount of all non-audit services provided is less than 5% of the total fees paid by the registrant, Alight and any entity controlling, controlled by, or under common control with Alight that provides ongoing services to the registrant to its independent auditors during the fiscal year in which the non-audit services are provided that would have to be pre-approved; (ii) the services were not recognized by management at the time of the engagement as non-audit services; and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them (which may be by delegation) prior to the completion of the audit.

(2) 0% services described in paragraphs (b)-(d) of this Item 4 were approved by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) $5,500 and $5,500 are the aggregate non-audit fees billed for the 2018 and 2019 fiscal years respectively for services rendered by the principal accountant to the registrant. $2,913,679 and $8,988,732 are the aggregate non-audit fees billed for the 2018 and 2019 fiscal years respectively for services rendered by the principal accountant to Alight Solutions, LLC, the registrant’s administrator.

(h) The audit committee of the registrant’s board of directors has considered whether the provision of non-audit services that were rendered to Alight Solutions, LLC, the registrant’s administrator, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a) Included as part of the report to shareholders filed under Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Code of Ethics for Principal Executive And Senior Financial Officers (as referenced in Item 2 above), attached hereto as Exhibit (a)(1)

	(2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2), attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii)

(b)		Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Alight Series Trust

By:	/s/ Jeremy Fritz
Jeremy Fritz
President

Date February 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.

By:	/s/ Jeremy Fritz
Jeremy Fritz
President

Date February 27, 2020

By:	/s/ Douglas S. Keith
Douglas S. Keith
President

Treasurer, Chief Financial Officer and Chief Compliance Officer

Date February 27, 2020